Cash and cash equivalents and restricted cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
Cash and cash equivalents consist of the following:

	As of December 31, 2023	As of December 31, 2022
Cash on hand	$27	$65
Bank deposits (1)	119,806	186,539
Time deposits	57,466	17,117
Money market funds	37,276	15,446
Total cash and cash equivalents	$214,575	$219,167
(1)As of December 31, 2023, we maintain $9,319 as assets held for sale, see Note 32.
The following table reconciles our cash and cash equivalents and restricted cash as reported in our consolidated balance sheets to the total amount shown in our consolidated statements of cash flows:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
As included in our consolidated balance sheets:
Cash and cash equivalents (1)	$223,894	$219,167	$246,078
Restricted cash (1)	26,895	25,879	33,145
Total cash and cash equivalents and restricted cash as shown in our consolidated statements of cash flows:	250,789	245,046	279,223
Cash and cash equivalents related to business held for sale (Note 32)	9,319	—	—
Restricted cash related to business held for sale (Note 32)	16	$—	$—
Cash and cash equivalents as of end of the period, net of business held for sale	$241,454	$245,046	$279,223
(1)As of December 31, 2023, we maintain $9,319 of cash and cash equivalents and $16 of restricted cash as assets held for sale, see Note 32.

Restrictions on Cash and Cash Equivalents
The following table reconciles our cash and cash equivalents and restricted cash as reported in our consolidated balance sheets to the total amount shown in our consolidated statements of cash flows:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
As included in our consolidated balance sheets:
Cash and cash equivalents (1)	$223,894	$219,167	$246,078
Restricted cash (1)	26,895	25,879	33,145
Total cash and cash equivalents and restricted cash as shown in our consolidated statements of cash flows:	250,789	245,046	279,223
Cash and cash equivalents related to business held for sale (Note 32)	9,319	—	—
Restricted cash related to business held for sale (Note 32)	16	$—	$—
Cash and cash equivalents as of end of the period, net of business held for sale	$241,454	$245,046	$279,223
(1)As of December 31, 2023, we maintain $9,319 of cash and cash equivalents and $16 of restricted cash as assets held for sale, see Note 32.